Fair value measurements - Derivatives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value measurements at reporting date
Change in fair value of derivatives	¥ (2,270)	¥ 48,845	¥ 44,033
Derivatives liabilities - warrants
Fair value measurements at reporting date
Change in fair value of derivatives		70,882	39,593
Foreign currency forward contracts | Not designated as hedging instruments
Fair value measurements at reporting date
Change in fair value of derivatives	¥ (2,270)	¥ (22,037)	¥ 4,440